Components of Other Income (Expenses), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income And Expenses [Abstract]
Foreign exchange gain (loss), net	$ (85)	$ (516)	$ (1,297)
Gain on disposal of idle property, plant and equipment		130
Fair value gain on short term investments	158
Interest expense	(321)	(67)
Others	290	200	583
Other income (expenses), net	$ 42	$ (253)	$ (714)